Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of reconciliation of the income tax provision at the federal statutory rate and the effective rate is
	For the year ended March 31
	2023	2022	2021
U.S. Statutory rates	21.0%	21.0%	21.0%
Foreign income not recognized in the U.S.	(21.0)	(21.0)	(21.0)
China income taxes	25.0	25.0	25.0
Change in valuation allowance	(25.0)	(25.0)	(25.0)
Non-deductible expenses-permanent difference	(1.9)	(52.4)	(0.4)
Effective tax rate	(1.9)%	(52.4)%	(0.4)%